Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss		$ (6,244)	$ (2,007)	$ (2,617)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		5	4	3
Loss (gain) from sale of equipment		1		5
Share-based payment expense		862	327	1,142
Change in liability to the Israeli National Authority for Technological Innovation (''INATI'')				(49)
Company's share in losses of associate				51
Finance expenses, net		525	2	(67)
Gain from sale of investments in investees			(34)
Profit loss		1,393	299	1,085
Working capital adjustments:
Increase in accounts receivable		(143)	(110)	(46)
Increase in trade payables		349	233	154
Increase in other accounts payable		66	111	21
Working capital		272	234	129
Net cash used in operating activities		(4,579)	(1,474)	(1,403)
Cash flows from investing activities:
Increase in restricted cash		(11)
Purchase of equipment		(44)	(4)	(2)
Proceeds from sale of equipment		2		1
Proceeds from sale of an investment in previously consolidated subsidiary	[1]		(1)
Net cash used in investing activities		(53)	(5)	(1)
Cash flows from financing activities:
Proceeds from issuance of share capital, warrants and share options (net of issuance expenses)		13,193		1,456
Proceeds from exercise of share options and warrants			914	1,292
Prepaid public offering costs		(18)	(349)
Net cash provided by financing activities		13,175	565	2,748
Exchange rate differences on cash and cash equivalents in foreign currency		(527)	(8)	77
Translation differences on cash and cash equivalents		503	25	(5)
Increase (decrease) in cash		8,519	(897)	1,416
Cash at the beginning of the period		676	1,573	157
Cash at the end of the period		$ 9,195	$ 676	$ 1,573

[1]	Proceeds from sale of an investment in previously consolidated subsidiary